Note 1 - The Company and Basis of Presentation (Details) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended				1 Months Ended	0 Months Ended	1 Months Ended		0 Months Ended
	Sep. 23, 2014	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 30, 2013	Dec. 31, 2012	Sep. 23, 2014 Accrued Interest [Member] Convertible Debt [Member]	May 09, 2014 Accrued Interest [Member] GBS [Member]	Sep. 23, 2014 Convertible Debt [Member]	Sep. 23, 2014 Viveve [Member]	May 09, 2014 GBS [Member]
Note 1 - The Company and Basis of Presentation (Details) [Line Items]
Extinguishment of Debt, Amount			$ 5,397,278				$ 522,000		$ 4,875,000
	573,000	572,910	572,910
Conversion of Stock, Shares Issued (in Shares)	3,743,282									3,743,282
Percentage of Total Common Stock Attributable to Viveve Capital Stock Converted										62.00%
Payment to Each Non-Accredited Investors For Converted Shares Upon Merger										16,500
Stock Issued During Period, Shares, Other (in Shares)											943,596
Proceeds from Issuance of Private Placement	6,000,000		4,204,220
Debt Conversion, Original Debt, Amount	$ 1,545,678		$ 1,545,678					$ 211,000			$ 1,750,000
Stock Issued During Period, Shares, New Issues (in Shares)	11,305,567
Warrant Term	5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	940,189			16,680,324	16,680,324	16,680,324
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.53			$ 0.06